ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	$ 327,859,383
Changes in fair value recognised in profit or loss	623,163	$ 350,919	$ 323,685
Assets at the end of the period	348,936,677	327,859,383
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	54,083,268
Assets at the end of the period	63,143,409	54,083,268
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	8,707,511
Assets at the end of the period	7,466,012	8,707,511
Financial Assets In Concession [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	4,181,835	3,830,916	3,507,231
Changes in fair value recognised in profit or loss	623,163	350,919	323,685
Net effect from concession termination	(2,169,561)
Assets at the end of the period	2,635,437	4,181,835	3,830,916
Debt securities [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	38,989,037
Assets at the end of the period	46,038,800	38,989,037
Debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	1,425	1,889	1,383
Changes in fair value recognised in profit or loss	729	(464)	506
Execution of the conversion option of the BOCEA into shares	(1,425)
Additions	169,069
Assets at the end of the period	169,798	1,425	1,889
Equity securities | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	8,677,809
Assets at the end of the period	10,897,205	8,677,809
Equity securities | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	3,312,977	2,770,226	2,302,280
Changes in fair value recognised in profit or loss	429,160	211,414	221,926
Changes in fair value recognised in OCI	22,076	(6,819)	39,566
Additions	569,789	326,096	830,718
Sales/redemptions		(1,199)	(606,614)
Discontinued operations		13,259	(17,650)
Transfers from level 2 to level 3	28
Reclassification MFG operation	(87,823)
Assets at the end of the period	4,246,207	3,312,977	2,770,226
Biological assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	238,339
Assets at the end of the period	235,409	238,339
Biological assets [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	238,339	230,672	212,630
Changes in fair value recognised in profit or loss	3,396	7,589	18,601
Additions	27,222	26,572	26,118
Sales/redemptions	(33,548)	(26,494)	(26,677)
Assets at the end of the period	235,409	238,339	230,672
Investment property [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	972,935
Assets at the end of the period	882,979	972,935
Investment property [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	972,935	906,469	880,963
Changes in fair value recognised in profit or loss	4,905	36,705	92,607
Changes in fair value recognised in OCI	(1,915)	16,935	557
Net effect from concession termination	6,675
Transfers to non-current assets held for sale	19,388	22,370	95,593
Reclassification		32,470	(4,160)
Effect of movements in exchange rates	(5,946)	6,966	(7,079)
Additions	4,721	37,859	56,307
Sales/redemptions	(129,377)	(85,975)	(200,670)
Discontinued operations	3,908	(864)	(7,649)
Transfers from level 3 to level 2	(696,084)
Reclassification MFG operation	(49)
Assets at the end of the period	$ 179,161	$ 972,935	$ 906,469